CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 12,805,118	$ 17,561,255	$ 8,847,199
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	3,695,615	3,419,820	3,107,746
Derivative financial instrument results	19,172	(163,192)	0
Disposal of property, plant and equipment	100,858	243,851	202,165
Share of profit / (loss) from associates	31,858	(28,008)	(33,291)
Increase in provisions	266,775	299,656	333,693
Interest expense accrual, net	1,908,169	2,444,361	1,120,891
Interest income on other financial assets other than cash and cash equivalents	(100,489)	(694,566)	(147,228)
Income tax	4,024,211	20,261	(81,650)
Doubtful accounts	2,435	203,860	(35,989)
Foreign exchange loss, net	8,887,732	8,734,823	730,004
Gain on net monetary position	(6,606,675)	(5,926,962)	(1,332,478)
Changes in assets and liabilities:
Trade receivables	(3,733,961)	(2,286,449)	(2,158,024)
Other receivables	(1,838,443)	(1,205,780)	(576,187)
Inventories	52,634	(362,774)	14,996
Trade payables	140,873	2,479,008	554,773
Contract assets	(20,597)	(241,012)	0
Payroll and social security taxes	264,815	228,332	150,694
Taxes payables	(132,169)	76,873	16,798
Other payables	206,985	72,497	67,528
Provisions	(7,590)	1,211	(392,054)
Interest paid	(2,039,877)	(1,393,331)	(464,817)
Derivative financial instruments	21,929	(159,661)	0
Income tax paid	(4,881,195)	(4,273,266)	(1,282,282)
Contract liabilities	430,781	634,525	0
Advances from customers	0	0	(94,376)
Cash flows provided by operating activities	13,498,964	19,685,332	8,548,111
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(15,932,000)	(12,496,827)	(2,986,295)
Financial assets not considered cash equivalents	(711,899)	5,218,620	(2,978,848)
Cash flows used in investing activities	(16,643,899)	(7,278,207)	(5,965,143)
CASH FLOWS (USED IN) / PROVIDED BY FINANCING ACTIVITIES
Payment of loans	0	(1,886,079)	(92,109)
Precancellation of loans	0	(7,378,176)	0
Payment of leases	(18,751)	0	0
Loans receive	1,051,809	21,261,978	0
Payment of acquisition of treasury shares	(2,590,658)	(2,185,845)	0
Dividends paid	(9,760,922)	(6,659,694)	(9)
Cash flows (used in) / provided by financing activities	(11,318,522)	3,152,184	(92,118)
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(14,463,457)	15,559,309	2,490,850
Cash and cash equivalents at the beginning of the year	25,605,137	6,025,226	4,415,596
Foreign exchange gain on Cash and cash equivalents	3,721,043	10,287,800	346,132
Monetary results effect on Cash and cash equivalents	(5,097,522)	(6,267,198)	(1,227,352)
Cash and cash equivalents at the end of the year	$ 9,765,201	$ 25,605,137	$ 6,025,226